CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 51	$ 904,402	$ (2,836)	$ (342,413)	$ 8,186	$ 567,390
Balance (in shares) at Dec. 31, 2014	203,658
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 2	8,121				8,123
Issuance of ordinary shares pursuant to stock plan (in shares)	8,519
Non-cash stock-based compensation		26,399				26,399
Net income (loss)				34,745	(556)	34,189
Currency translation adjustments			(7,601)		(273)	(7,874)
Net change in other comprehensive loss from available-for-sale securities			(198)			(198)
Balance at Dec. 31, 2015	$ 53	938,922	(10,635)	(307,668)	7,357	628,029
Balance (in shares) at Dec. 31, 2015	212,177
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 2	3,981				3,983
Issuance of ordinary shares pursuant to stock plan (in shares)	5,899
Non-cash stock-based compensation		36,902				36,902
Sale (Purchase) of subsidiaries' shares to (from) non-controlling shareholders, net					(587)	(587)
Net income (loss)				108,027	(2,363)	105,664
Currency translation adjustments			(18,624)		(274)	(18,898)
Net change in other comprehensive loss from available-for-sale securities			2,265			2,265
Balance at Dec. 31, 2016	$ 55	979,805	(26,994)	(199,641)	4,133	$ 757,358
Balance (in shares) at Dec. 31, 2016	218,076					218,076
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1	2,206				$ 2,207
Issuance of ordinary shares pursuant to stock plan (in shares)	4,630
Non-cash stock-based compensation		48,037				48,037
Net income (loss)				352,590	(2,225)	350,365
Currency translation adjustments			37,523		299	37,822
Net change in other comprehensive loss from available-for-sale securities			(995)			(995)
Balance at Dec. 31, 2017	$ 56	$ 1,030,048	$ 9,534	$ 152,949	$ 2,207	$ 1,194,794
Balance (in shares) at Dec. 31, 2017	222,706					222,706